Equity (Tables)	12 Months Ended
Mar. 31, 2016
Change in Number of Shares Issued and Treasury Stock

The changes in the number of issued shares and treasury stock were as follows. NTT DOCOMO, INC. has not issued shares other than shares of its common stock.

	Number of issued shares	Number of treasury stock
As of March 31, 2013	4,365,000,000	218,239,900

As of March 31, 2014	4,365,000,000	218,239,900

Acquisition of treasury stock based on the resolution of the Board of Directors	—	265,276,121
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	124
Retirement of treasury stock	(279,228,000)	(279,228,000)
As of March 31, 2015	4,085,772,000	204,288,145

Acquisition of treasury stock based on the resolution of the Board of Directors	—	120,867,062
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	43
Retirement of treasury stock	(127,229,000)	(127,229,000)

As of March 31, 2016	3,958,543,000	197,926,250

Aggregate Number and Price of Shares Repurchased

The aggregate number and price of shares repurchased for the fiscal years ended March 31, 2015 and 2016 were as follows:

Year ended March 31,	Shares	Millions of yen
2015	265,276,245	¥473,036
2016	120,867,105	¥307,486

Treasury Stock Retired

Date of the resolution of the Board of Directors	Shares	Millions of yen
March 27, 2015	279,228,000	¥490,986
March 25, 2016	127,229,000	¥260,872

Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes

Changes in accumulated other comprehensive income (loss), net of applicable taxes, for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	Millions of yen
	2014
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2013	¥36,372	¥(80)	¥(49,907)	¥(35,497)	¥(49,112)

Other comprehensive income (loss) before reclassifications	8,751	(76)	31,653	15,290	55,618
Amounts reclassified from accumulated other comprehensive income (loss)	(84)	59	6,010	(2,708)	3,277

Other comprehensive income (loss)	8,667	(17)	37,663	12,582	58,895

Less: other comprehensive (income) loss attributable to noncontrolling interests	(1)	—	(193)	1	(193)

Balance as of March 31, 2014	¥45,038	¥(97)	¥(12,437)	¥(22,914)	¥9,590

	Millions of yen
	2015
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2014	¥45,038	¥(97)	¥(12,437)	¥(22,914)	¥9,590

Other comprehensive income (loss) before reclassifications	22,468	(20)	29,678	(9,159)	42,967
Amounts reclassified from accumulated other comprehensive income (loss)	120	16	—	282	418

Other comprehensive income (loss)	22,588	(4)	29,678	(8,877)	43,385

Less: other comprehensive (income) loss attributable to noncontrolling interests	(6)	—	(370)	—	(376)

Balance as of March 31, 2015	¥67,620	¥(101)	¥16,871	¥(31,791)	¥52,599

	Millions of yen
	2016
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2015	¥67,620	¥(101)	¥16,871	¥(31,791)	¥52,599

Other comprehensive income (loss) before reclassifications	(4,715)	(148)	(10,324)	(21,634)	(36,821)
Amounts reclassified from accumulated other comprehensive income (loss)	(1,278)	31	(263)	626	(884)

Other comprehensive income (loss)	(5,993)	(117)	(10,587)	(21,008)	(37,705)

Less: other comprehensive (income) loss attributable to noncontrolling interests	(3)	—	(3)	—	(6)

Balance as of March 31, 2016	¥61,624	¥(218)	¥6,281	¥(52,799)	¥14,888

Reclassifications from Accumulated Other Comprehensive Income (Loss) to Net Income

Amounts reclassified out of accumulated other comprehensive income (loss) to net income and affected line items in the consolidated statement of income for the fiscal years ended March 31, 2015 and 2016 were as follows:

	Millions of yen
	Amounts reclassified out of accumulated other comprehensive income (loss) (*1)
	2015	2016	Affected line items in the consolidated statements of income
Unrealized holding gains (losses) on available-for-sale securities	¥14	¥1,796	“Other, net” of “Other income (expense)”
	(201)	249	“Equity in net income (losses) of affiliates”

	(187)	2,045	Pre-tax amount
	67	(767)	Tax benefit (expense)

	(120)	1,278	Net-of-tax amount

Unrealized gains (losses) on cash flow hedges	(25)	(46)	“Equity in net income (losses) of affiliates”

	(25)	(46)	Pre-tax amount
	9	15	Tax benefit (expense)

	(16)	(31)	Net-of-tax amount

Foreign currency translation adjustment	—	263	“Other, net” of “Other income (expense)”

	—	263	Pre-tax amount

	—	263	Net-of-tax amount

Pension liability adjustment	(439)	(931)	(*2)

	(439)	(931)	Pre-tax amount
	157	305	Tax benefit (expense)

	(282)	(626)	Net-of-tax amount

Total reclassified amounts	(418)	¥884	Net-of-tax amount

(*1)	Amounts in parentheses indicate decreased effects on net income.
(*2)	Amounts reclassified out of pension liability adjustment are included in the computation of net periodic pension cost.

See Note 17 “Employees’ retirement benefits” for additional details.

Tax Effects Allocated to Components of Other Comprehensive Income (Loss) Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income (loss), including amounts attributable to noncontrolling interests, for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	Millions of yen
	2014
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥13,574	¥(4,823)	¥8,751
Less: Reclassification of realized gains and losses included in net income	(165)	81	(84)
Unrealized gains (losses) on cash flow hedges	(119)	43	(76)
Less: Reclassification of realized gains and losses included in net income	92	(33)	59
Foreign currency translation adjustment	36,447	(4,794)	31,653
Less: Reclassification of realized gains and losses included in net income	9,489	(3,479)	6,010
Pension liability adjustment
Actuarial gains (losses) arising during period, net	18,585	(6,656)	11,929
Prior service cost arising during period, net	5,235	(1,874)	3,361
Less: Amortization of prior service cost	(2,270)	813	(1,457)
Less: Curtailment gain	(5,131)	1,837	(3,294)
Less: Amortization of actuarial gains and losses	3,058	(1,095)	1,963
Less: Amortization of transition obligation	125	(45)	80

Total other comprehensive income (loss)	¥78,920	¥(20,025)	¥58,895

	Millions of yen
	2015
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥34,890	¥(12,422)	¥22,468
Less: Reclassification of realized gains and losses included in net income	187	(67)	120
Unrealized gains (losses) on cash flow hedges	(31)	11	(20)
Less: Reclassification of realized gains and losses included in net income	25	(9)	16
Foreign currency translation adjustment	37,371	(7,693)	29,678
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(14,258)	5,099	(9,159)
Less: Amortization of prior service cost	(1,392)	498	(894)
Less: Amortization of actuarial gains and losses	1,719	(615)	1,104
Less: Amortization of transition obligation	112	(40)	72

Total other comprehensive income (loss)	¥58,623	¥(15,238)	¥43,385

	Millions of yen
	2016
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥(7,479)	¥2,764	¥(4,715)
Less: Reclassification of realized gains and losses included in net income	(2,045)	767	(1,278)
Unrealized gains (losses) on cash flow hedges	(220)	72	(148)
Less: Reclassification of realized gains and losses included in net income	46	(15)	31
Foreign currency translation adjustment	(12,991)	2,667	(10,324)
Less: Reclassification of realized gains and losses included in net income	(263)	—	(263)
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(32,201)	10,567	(21,634)
Less: Amortization of prior service cost	(1,226)	402	(824)
Less: Amortization of actuarial gains and losses	2,108	(691)	1,417
Less: Amortization of transition obligation	49	(16)	33

Total other comprehensive income (loss)	¥(54,222)	¥16,517	¥(37,705)